Borrowed Funds - Scheduled Principal Balances, Interest Rates and Maturities of Outstanding Long-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Advances with FHLB [Abstract]
Due within 1 year	$ 30,193
Due within 2 years	25,969
Due within 10 years	11,825
Total advances with FHLB	67,987
Total long-term fixed rate borrowings	$ 67,987	$ 65,239	$ 79,534
Minimum [Member]
Federal Home Loan Bank advances interest rate [Abstract]
Due within 1 year interest rate	1.62%
Due within 2 years interest rate	1.74%
Due within 10 years interest rate	1.68%
Maximum [Member]
Federal Home Loan Bank advances interest rate [Abstract]
Due within 1 year interest rate	3.03%
Due within 2 years interest rate	3.10%
Due within 10 years interest rate	3.17%